Taxes on Income (Details Textual) ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 ILS (₪)
Taxes on Income (Textual)
Ordinary corporate tax rate	25.00%
Deferred tax loss carry forwards	$ 188	₪ 723	$ 185	₪ 723	$ 186	₪ 723
Income tax law, description	The legislation determined a decrease of the corporate income tax law as of January 1, 2017 to 24% (1% decrease) and as of January 1, 2018 to 23% (additional 1% decrease).